Trade and other payables	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Trade and other payables
22.	Trade and other payables

	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	US$’000
Current
Trade payables	4,199,072	3,999,224	562,986
Bills payables (i)	2,356,574	3,248,066	457,242
Other payables	319,723	402,516	56,664
Accrued expenses	159,735	226,745	31,920
Accrued staff costs	422,045	499,230	70,278
Refund liabilities	222,342	324,161	45,633
Dividend payable	30,205	30,899	4,350
Amount due to:
- joint ventures (trade)	67,556	83,590	11,767
- joint ventures (non-trade)	22	—	—
- related parties (trade)	296,219	303,393	42,710
- related parties (non-trade)	7,289	36,083	5,079

Financial liabilities carried at amortized cost (Note 32, Note 35)	8,080,782	9,153,907	1,288,629
Deferred grants (Note 27)	13,404	8,064	1,135
Advance from customers	254	248	35
Other tax payable	44,968	65,105	9,165

Total trade and other payables (current)	8,139,408	9,227,324	1,298,964

(i)
As of December 31, 202
3
, the bills payables include bills payable to joint ventures and other related parties amounted to RMB 4.0 million (US$ 0.6 million) (2022: RMB 36.3 million) and RMB 435.3 million (US$ 61.3 million) (2022: RMB 192.6 million) respectively.

(ii)	Terms and conditions of the above financial liabilities:

•	Trade and other payables are non-interest bearing and are normally settled on agreed credit terms ranging from 60 to 90 day terms.

•	The non-trade balances due to joint ventures and related parties are unsecured, interest-free and repayable on demand.

	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	US$’000
Non-current
Other payables (i) (Note 32, Note 35)	189,366	181,155	25,502

(i)	This relates to accrual for bonus, which is non-interest bearing and not expected to be settled within next 12 months.